Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 34,539	$ 7,563
Short-term investment in time deposits	20,000
Restricted cash, current portion		376
Inventories	957	1,911
Trade accounts receivable, net	4,964	10,469
Prepayments and other current assets	226	204
Insurance claim receivable		608
Total current assets	60,880	21,131
FIXED ASSETS, NET:
Vessels, net	99,273	114,185
Advance for vessel acquisition	2,663
Total fixed assets, net	101,936	114,185
OTHER NON-CURRENT ASSETS:
Restricted cash, net of current portion	1,800	2,250
Financial derivative instrument		619
Deferred dry-dock and special survey costs, net	1,622	794
Prepayments and other non-current assets	75
Total other non-current assets	3,497	3,663
Total assets	166,313	138,979
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs	5,580	5,829
Trade accounts payable	1,695	2,604
Hire collected in advance	1,173	2,133
Accrued and other liabilities	646	967
Total current liabilities	10,084	12,561
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion and deferred financing costs	55,370	59,047
Promissory note		6,000
Total non-current liabilities	55,370	65,047
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY:
Preferred stock ($0.001 par value; 50,000,000 shares authorized; of which 1,000,000 authorized Series A Convertible Preferred Shares; 449,473 Series A Convertible Preferred Shares issued and outstanding as at December 31, 2022 and 403,631 at December 31, 2023)
Common stock ($0.001 par value; 450,000,000 shares authorized; 10,614,319 shares issued and outstanding as at December 31, 2022 and 10,542,547 at December 31, 2023, respectively)	11	11
Additional paid-in capital	110,799	111,869
Accumulated deficit	(14,270)	(50,509)
Total equity attributable to Pyxis Tankers Inc. and subsidiaries	96,540	61,371
Non-controlling interest	4,319
Total stockholders’ equity	100,859	61,371
Total liabilities and stockholders’ equity	166,313	138,979
Related Party [Member]
CURRENT ASSETS:
Due from related parties	194
CURRENT LIABILITIES:
Due to related parties	$ 990	$ 1,028